UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
OCTOBER 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Shares	Value
COMMUNICATION SERVICES — 9.8%
Altice USA, Cl A	77,800	$1,268,918
Charter Communications, Cl A *	4,500	1,441,665
Twenty-First Century Fox, Cl A	28,100	1,279,112

		3,989,695

ELECTRIC UTILITIES — 16.1%
Evergy	23,801	1,332,618
Eversource Energy	26,940	1,704,224
NextEra Energy	12,500	2,156,250
NextEra Energy LP	30,600	1,393,218

		6,586,310

ENERGY — 22.2%
Chevron	10,600	1,183,490
EOG Resources	14,300	1,506,362
Marathon Petroleum	21,000	1,479,450
Occidental Petroleum	20,300	1,361,521
Pioneer Natural Resources	8,000	1,178,160
Royal Dutch Shell ADR, Cl A	14,000	884,660
Targa Resources	28,800	1,488,096

		9,081,739

GAS — 5.9%
Atmos Energy	15,200	1,414,816
South Jersey Industries	33,500	989,590

		2,404,406

INDUSTRIALS — 12.3%
Atlantia	43,600	877,047
Canadian National Railway	18,800	1,607,024
Delta Air Lines	28,500	1,559,805
Kansas City Southern	9,700	989,012

		5,032,888

MULTI-UTILITIES — 10.6%
DTE Energy	14,950	1,680,380
NiSource	58,300	1,478,488
Sempra Energy	10,800	1,189,296

		4,348,164

REAL ESTATE — 13.2%
American Tower, Cl A REIT	5,100	794,631
Crown Castle International REIT	15,100	1,641,974
Equinix REIT	3,600	1,363,464

1

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND OCTOBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
SBA Communications, Cl A REIT*	9,900	$1,605,483

		5,405,552

TELECOMMUNICATION SERVICES — 4.0%
T-Mobile US *	12,900	884,295
Zayo Group Holdings *	24,900	744,012

		1,628,307

WATER UTILITIES — 4.2%
American Water Works	19,400	1,717,482

TOTAL COMMON STOCK (Cost $34,788,685)		40,194,543

TOTAL INVESTMENTS— 98.3% (Cost $34,788,685)		$40,194,543

Percentages are based on Net Assets of $40,871,348.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2900

2

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018